Exceptional items - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 01, 2025
Exceptional items
Foreign currency translation losses/(gain)	$ 172,000,000	$ (83,000,000)
Foreign currency loss	6,000,000		$ 6,000,000
Exceptional finance expense / (income)	240,000,000	192,000,000	147,000,000
Notional amount	1,782,000,000	1,193,000,000
Tax charge / (Credit)	(7,000,000)	13,000,000	(21,000,000)
Exceptional Net Charge / (Credit) before tax.	$ (4,000,000)	$ (10,000,000)	71,000,000
6.000% Senior Secured Green Notes
Exceptional items
Borrowings, interest rate	6.00%	6.00%		6.00%
Exceptional items.
Exceptional items
Net charge	$ 24,000,000	$ 16,000,000	34,000,000
Start-up related and other costs	6,000,000	24,000,000	36,000,000
Transaction-related and other costs	16,000,000	5,000,000	14,000,000
Part-reversal of impairment charge		4,000,000
Impairment - property, plant and equipment	10,000,000		18,000,000
Reversal of restructuring costs provisions		4,000,000
Restructuring and other costs			38,000,000
Legal settlement			6,000,000
Exceptional finance expense / (income)	14,000,000	(13,000,000)	(58,000,000)
Tax charge / (Credit)	(22,000,000)	8,000,000	(14,000,000)
Professional advisory fees			8,000,000
Exceptional Net Charge / (Credit) before tax.	46,000,000	8,000,000	48,000,000
Exceptional items. | 6.000% Senior Secured Green Notes
Exceptional items
Notional amount	$ 600,000,000
Borrowings, interest rate	6.00%
Americas | Exceptional items.
Exceptional items
Start-up related and other costs	$ 3,000,000	15,000,000	20,000,000
Impairment - property, plant and equipment			9,000,000
Restructuring and other costs			20,000,000
Europe | Exceptional items.
Exceptional items
Start-up related and other costs	$ 3,000,000	$ 9,000,000	16,000,000
Impairment - property, plant and equipment			9,000,000
Restructuring and other costs			$ 18,000,000